Summary of Significant Accounting Policies (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of anti-dilutive common shares outstanding
Antidilutive securities	54,583,934	4,125,665	50,256,894	2,346,138
Series A Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities		160,000	160,000	160,000
Series B Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	22,785,208	1,323,553	18,080,050	723,208
Series C Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	17,088,906	1,093,845	13,560,038
Series D Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	13,407	673,191	194,560	884,364
Series E Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	5,623,583		5,119,460
Series F Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	1,383,333		1,047,317
Series H Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	2,576,519		2,345,548
Series I Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	1,500,000		1,135,647
Warrants [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	3,612,978	875,076	8,614,274	578,566